Employee benefit plans - Expected benefit payments (Detail) ¥ in Millions	Mar. 31, 2024 JPY (¥)
Employee Benefit Plans [Abstract]
2025	¥ 17,302
2026	15,534
2027	14,747
2028	15,304
2029	13,913
2030-2034	¥ 57,231